Condensed Consolidated Statement of Cash Flows $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before income tax	$ (4,341,124)	$ (8,743,828)	$ (42,171,158)	$ (39,891,978)	$ (9,049,103)
Adjustments for:
Depreciation expenses	116,601	56,936	235,410	200,918	65,874
Amortization expenses	1,412	1,468	6,355	9,058	10,010
Finance costs	199,700	112,275	491,904	416,698	524,138
Interest income	(69,024)	(61,546)	(268,330)	(363,137)	(47,223)
Compensation costs of share-based payment transactions	286,212	752,519	1,289,737	1,126,595	1,419,923
Loss on disposal of property, plant and equipment	4,213			31,337	12,316
Unrealized (gain) loss on foreign exchange, net	(30,436)	189,307	(256,918)	698,608	(206,334)
Gain on disposal of licensed rights			(187,244)
Changes in operating assets and liabilities
Increase in financial assets mandatorily classified as at fair value through profit or loss			(60,004)
(Increase) decrease in accounts receivable	(1,000,000)			1,294,034	(1,294,034)
(Increase) decrease in prepayments	(64,701)	(11,435)	(111,653)	17,636	(52,034)
Increase (decrease) in trade payables	(1,609,306)	(1,604,076)	1,417,446	1,621,449	2,129,760
Increase (decrease) in other payables	(785,215)	(760,957)	(108,947)	358,787	688,372
Cash used in operations	(7,291,668)	(10,069,337)	(39,723,402)	(34,479,995)	(5,798,335)
Interest received	69,024	61,546	268,330	363,137	47,223
Interest paid	(4,239)				(38,036)
Income tax paid			(14,439)
Net cash used in operating activities	(7,226,883)	(10,007,791)	(39,469,511)	(34,116,858)	(5,789,148)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for property, plant and equipment	(2,992)	(27,210)	(80,262)	(291,432)	(374,425)
Proceeds from disposal of property, plant and equipment	1,186				632
Payments for intangible assets		(12,002,895)	(23,002,895)	(8,844)	(81,209)
Increase in refundable deposits	(2,126)		(11,133)	(36,168)	(68,474)
Net cash used in investing activities	(3,932)	(12,030,105)	(23,094,290)	(336,444)	(523,476)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term borrowings			4,060,357	228,514
Repayment of principal portion of lease liabilities	(57,779)
Repayments of long-term borrowings					(376,968)
Issuance of preference shares					9,140,462
Proceeds from new share capital			42,180,000	33,060,951	22,223,869
Proceeds from exercise of employee share options			48,000
Payments for transaction costs attributable to issuance of ordinary shares			(5,388,866)
Net cash generated from financing activities	(57,779)		40,899,491	33,289,465	30,987,363
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(7,288,594)	(22,037,896)	(21,664,310)	(1,163,837)	24,674,739
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	28,908,901	50,573,211	50,573,211	51,737,048	27,062,309
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 21,620,307	$ 28,535,315	$ 28,908,901	$ 50,573,211	$ 51,737,048